UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F



Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------


Check here if Amendment [ ]; Amendment Number: _____
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
Title:   Chief Financial Officer
Phone:   (704) 376-0042


Signature, Place, and Date of Signing:

                               Charlotte, North Carolina       November 15, 2004
-------------------------------------------------------------  -----------------
          [Signature]                 [City, State]                  [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0
                                            ----------------

Form 13F Information Table Entry Total:             91
                                            ----------------

Form 13F Information Table Value Total:     $      1,217,728
                                            ----------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



            COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4             COLUMN 5                  COLUMN 6            COLUMN 7
                                                                                            INVESTMENT DISCRETION
                              TITLE                   FAIR                                  ---------------------
                               OF                    MARKET                                                            OTHER
         NAME OF ISSUER       CLASS       CUSIP      VALUE        SHARES SH/PRN  PUT/CALL   SOLE   SHARED   OTHER     MANAGERS
----------------------------  -----       -----    --------    --------- ------  --------    (A)     (B)     (C)      --------


DENBURY RESOURCES INC N       COMMON     247916208    1,905        75,000   SH                X                         N/A

AAMES FINL CORP               COMMON     00253A309      400       148,000   SH                X                         N/A

ADTRAN INC                    COMMON     00738A106      567        25,000   SH                X                         N/A

ADVANCED FIBRE COMMUNICATI    COMMON     00754A105   64,075     4,029,900   SH                X                         N/A

AK STEEL HOLDING CORP         COMMON     001547108      778        95,400   SH                X                         N/A

ALLSTATE CORP                 COMMON     020002101    9,497       197,900   SH                X                         N/A

AMC ENTERTAINMENT INC         COMMON     001669100   18,662       975,000   SH                X                         N/A

ANDREW CORP                   COMMON     034425108    1,836       150,000   SH                X                         N/A

ANTHEM INC                    COMMON     03674B104   25,128       288,000   SH                X                         N/A

APPLE COMPUTER INC            COMMON     037833100    8,552       220,700   SH                X                         N/A

ARTESYN TECHNOLOGIES INC      COMMON     043127109    2,221       222,500   SH                X                         N/A

ASHLAND INC                   COMMON     044204105   22,432       400,000   SH                X                         N/A

ASTORIA FINANCIAL CORP        COMMON     046265104    3,222        90,793   SH                X                         N/A

AT&T WIRELESS SERVICES INC    COMMON     00209A106  157,885    10,682,322   SH                X                         N/A

ATRIX LABORATORIES INC        COMMON     04962L101    3,663       119,352   SH                X                         N/A

BANK OF AMER CORP             COMMON     060505104    9,814       226,491   SH                X                         N/A

BEAR STEARNS COMPANIES INC    COMMON     073902108   20,677       215,000   SH                X                         N/A

BOSTON FED BANCORP INC.       COMMON     101178101    2,950        68,818   SH                X                         N/A

CAPITAL LEASING FUNDING IN    COMMON     140288101      442        40,000   SH                X                         N/A

CENTEX CORP                   COMMON     152312104    5,001        99,100   SH                X                         N/A

CHELSEA PPTY GROUP INC        COMMON     163421100   31,904       475,470   SH                X                         N/A

CITIGROUP INC                 COMMON     172967101   29,340       665,000   SH                X                         N/A

COMMUNITY FIRST BANKSHARES    COMMON     203902101    1,113        34,707   SH                X                         N/A

COX COMMUNICATIONS INC NEW    COMMON     224044107   28,492       860,000   SH                X                         N/A

DOBSON  COMMUNICATION         COMMON     256069105       57        43,252   SH                X                         N/A

EAST WEST BANCORP INC         COMMON     27579R104      726        21,626   SH                X                         N/A

EBAY INC                      COMMON     278642103    9,194       100,000   SH                X                         N/A

EDISON INTERNATIONAL          COMMON     281020107    5,167       194,923   SH                X                         N/A

EPLUS INC                     COMMON     294268107      162        15,464   SH                X                         N/A

EVERGREEN RESOURCES INC NE    COMMON     299900308    9,487       236,954   SH                X                         N/A

FIDELITY BANKSHARES INC       COMMON     31604Q107    3,141        84,471   SH                X                         N/A

FIDELITY NATIONAL FINANCIA    COMMON     316326107    2,808        73,700   SH                X                         N/A

FIRST ACCEPTANCE CORP         COMMON     318457108      894       125,000   SH                X                         N/A

FIRST DATA CORP               COMMON     319963104   14,418       331,452   SH                X                         N/A

FRANKLIN BANK CORP            COMMON     352451108      721        42,293   SH                X                         N/A

GENERAL ELECTRIC CO           COMMON     369604103   15,951       475,000   SH                X                         N/A

GLOBAL CROSSING LTD NEW        COMMON     G3921A175      826       50,000   SH                X                         N/A

GOLD BANC CORP INC             COMMON     379907108   21,179    1,570,000   SH                X                         N/A

GOLDMAN SACHS GROUP INC        COMMON     38141G104   13,986      150,000   SH                X                         N/A

GREENPOINT FINANCIAL CORP      COMMON     395384100   36,241      775,460   SH                X                         N/A

HALLIBURTON CO                 COMMON     406216101   11,792      350,000   SH                X                         N/A

HOLLYWOOD ENTERTAINMENT CO     COMMON     436141105    5,922      600,000   SH                X                         N/A

HOMEBANC CORP GA               COMMON     43738R109    1,575      175,000   SH                X                         N/A

ILEX ONCOLOGY INC              COMMON     451923106   10,399      413,141   SH                X                         N/A

INVISION TECHNOLOGIES INC      COMMON     461851107   46,637    1,036,600   SH                X                         N/A

J P MORGAN CHASE & CO          COMMON     46625H100   21,852      550,000   SH                X                         N/A

JOHNSON OUTDOORS INC CL A      COMMON     479167108      904       46,263   SH                X                         N/A

LEHMAN BROTHERS HOLDINGS I     COMMON     524908100   11,958      150,000   SH                X                         N/A

LIFEPOINT HOSPITALS INC        COMMON     53219L109    2,101       70,000   SH                X                         N/A

MANDALAY RESORT GROUP          COMMON     562567107   46,389      675,730   SH                X                         N/A

MANULIFE FINANCIAL CORP        COMMON     56501R106   14,127      322,616   SH                X                         N/A

MARINER HEALTH CARE INC        COMMON     56845X108    8,091      288,859   SH                X                         N/A

METRIS COMPANIES INC           COMMON     591598107      661       67,579   SH                X                         N/A

MGM MIRAGE                     COMMON     552953101    8,689      175,000   SH                X                         N/A

MI DEVELOPMENTS INC            COMMON     55304X104    3,046      120,400   SH                X                         N/A

MICROSOFT CORP                 COMMON     594918104    2,765      100,000   SH                X                         N/A

MORGAN STANLEY DEAN WITTER     COMMON     617446448    7,149      145,000   SH                X                         N/A

NATIONAL COMMERCE FINANCIA     COMMON     63545P104   18,284      525,814   SH                X                         N/A

NATIONAL PROCESSING INC        COMMON     637229105   10,148      382,669   SH                X                         N/A

NEIGHBORCARE INC               COMMON     64015Y104    5,240      206,704   SH                X                         N/A

OCULAR SCIENCES INC            COMMON     675744106   34,251      714,000   SH                X                         N/A

OREGON STEEL MILLS INC         COMMON     686079104    3,326      200,000   SH                X                         N/A

PENN NATIONAL GAMING INC       COMMON     707569109    5,050      125,000   SH                X                         N/A

PEOPLESOFT INC                 COMMON     712713106   16,914      852,100   SH                X                         N/A

PFF BANCORP INC                COMMON     69331W104    2,698       70,500   SH                X                         N/A

PIONEER COMPANIES INC          COMMON     723643300    2,250      150,000   SH                X                         N/A

PIONEER NATURAL RESOURCES      COMMON     723787107   10,344      300,000   SH                X                         N/A

PRIME HOSPITALITY CORP         COMMON     741917108    5,754      472,817   SH                X                         N/A

PROVIDENT FINANCIAL SERVIC     COMMON     74386T105    1,215       70,437   SH                X                         N/A

PROVIDIAN FINANCIAL CORP       COMMON     74406A102    3,591      231,100   SH                X                         N/A

PROVINCE HEALTHCARE CO         COMMON     743977100   21,652    1,035,000   SH                X                         N/A

RAIT INVESTMENT TRUST          COMMON     749227104    1,005       36,731   SH                X                         N/A

ROUSE COMPANY                  COMMON     779273101   60,662      907,022   SH                X                         N/A

SOUND FEDERAL BANCORP INC      COMMON     83607V104    1,030       70,422   SH                X                         N/A

SOUTHTRUST CORP                COMMON     844730101   54,755    1,314,342   SH                X                         N/A

SUNCOR INC                     COMMON     867229106    2,401      75,000    SH                X                         N/A

SYMANTEC CORP                  COMMON     871503108    6,860     125,000    SH                X                         N/A

TELEWEST GLOBAL INC            COMMON     87956T107    2,000     172,100    SH                X                         N/A

TEXAS GENCO HLDGS INC          COMMON     882443104      793      17,000    SH                X                         N/A

TXU CORP                       COMMON     873168108   17,673     368,800    SH                X                         N/A

UNISOURCE ENERGY CORP          COMMON     909205106   13,377     549,364    SH                X                         N/A

UNIVISION COMMUNICATIONS I     COMMON     914906102    8,007     253,295    SH                X                         N/A

USG CORP NEW $0.10 PAR         COMMON     903293405    3,630     199,100    SH                X                         N/A

VARCO INTL INC DEL             COMMON     922122106    4,186     156,076    SH                X                         N/A

VORNADO REALTY TRUST           COMMON     929042109    6,161      98,300    SH                X                         N/A

W R GRACE & CO-DEL NEW         COMMON     38388F108    3,733     395,000    SH                X                         N/A

WEBSTER FINANCIAL CORP         COMMON     947890109    2,084      42,189    SH                X                         N/A

WELLPOINT HEALTH NETWORKS      COMMON     94973H108   72,512     690,000    SH                X                         N/A

WYNN RESORTS LTD               COMMON     983134107   10,338     200,000    SH                X                         N/A

XM SATELLITE RADIO HLDGS I     COMMON     983759101    7,755     250,000    SH                X                         N/A

YAHOO INC                      COMMON     984332106    8,478     250,000    SH                X                         N/A
                                                   --------- -----------
                                                    1,217,728 41,486,118


              COLUMN 8

           VOTING AUTHORITY
    ----------------------------

      SOLE       SHARED   NONE
       (A)        (B)      (C)
    ---------    ------   -----

      75,000

     148,000

      25,000

   4,029,900

      95,400

     197,900

     975,000

     150,000

     288,000

     220,700

     222,500

     400,000

      90,793

  10,682,322

     119,352

     226,491

     215,000

      68,818

      40,000

      99,100

     475,470

     665,000

      34,707

     860,000

      43,252

      21,626

     100,000

     194,923

      15,464

     236,954

      84,471

      73,700

     125,000

     331,452

      42,293

     475,000

      50,000

   1,570,000

     150,000

     775,460

     350,000

     600,000

     175,000

     413,141

   1,036,600

     550,000

      46,263

     150,000

      70,000

     675,730

     322,616

     288,859

      67,579

     175,000

     120,400

     100,000

     145,000

     525,814

     382,669

     206,704

     714,000

     200,000

     125,000

     852,100

      70,500

     150,000

     300,000

     472,817

      70,437

     231,100

   1,035,000

      36,731

     907,022

      70,422

   1,314,342

      75,000

     125,000

     172,100

      17,000

     368,800

     549,364

     253,295

     199,100

     156,076

      98,300

     395,000

      42,189

     690,000

     200,000

     250,000

     250,000
